INCOME TAXES	12 Months Ended
Sep. 30, 2017
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 18 – INCOME TAXES

	For the year ended September 30,
	2017	2016
Provision for income tax for the period	$1,030,858	$1,200,010
Income tax benefit	(35,853)	(94,570)
Total	$995,005	$1,105,440

	As of September 30,
	2017	2016
Deferred tax assets:
Bad debt allowance recorded for accounts receivable	$272,557	$247,227
Total	$272,557	$247,227

Income taxes for the years ended September 30, 2017 and 2016 are attributed to the Company’s continuing operations in China and consisted of:

	For the year ended September 30,
	2017	2016
Current	$1,019,147	$1,209,114
Deferred	(24,142)	(103,674)
Total	$995,005	$1,105,440

Per the consolidated statements of operations and comprehensive income, the income tax expenses for the Company can be reconciled to the income before income taxes for the years ended September 30, 2016 and 2015 as follows:

	For the year ended September 30,
	2017	2016
Income before taxes excluded the amounts of loss incurring entities	$7,178,353	$6,656,140
PRC EIT tax rates	15%	15%
Tax at the PRC EIT tax rates	1,076,753	998,421
Tax effect of 50% R&;D expenses deduction	(99,833)	97,652
Tax effect of deferred tax recognized	(24,142)	(103,673)
Tax effect of non-deductible expenses	42,227	113,040
Income tax expenses	$995,005	$1,105,440

Under the Law of the People's Republic of China on Enterprise Income Tax ("New EIT Law"), which was effective from January 1, 2008, both domestically- owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25%.

Zhejiang Zhengkang was entitled High and New Technology Enterprise ("HNTE") and enjoyed preferential tax rate of 15% for a three-year validity period from April 16, 2009. And the HNTE certificate was renewed on October 29, 2012 and September 17, 2015, both with a three-year validity period respectively. Thus, Zhejiang Zhengkang is eligible for a 15% preferential tax rate from April 16, 2009 to September 16, 2018.

ZK International is not subject to income taxes under the current laws of BVI. ZK Pipe was registered in Hong Kong and is subject to corporate income tax at 16.5% if revenue is generated in Hong Kong.  Wenzhou Zhengfeng and Wenzhou Weijia were both registered in the PRC and have applicable EIT rate of 25%.